SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advances to Suppliers (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021
Advances to suppliers [Line Items]
Advances to suppliers		$ 51,800	$ 92,900
Advances to supplier utilized	[1]	51,045	43,680
Advances to supplier, non-current portion	[1]	716	49,228
Polysilicon
Advances to suppliers [Line Items]
Advances to supplier utilized		49,200	$ 43,700
Silicon Wafer
Advances to suppliers [Line Items]
Advances to suppliers		2,500
Advances to supplier utilized		1,800
Advances to supplier, non-current portion		$ 700
Minimum
Advances to suppliers [Line Items]
Advances to suppliers, term		40 days
Maximum
Advances to suppliers [Line Items]
Advances to suppliers, term		50 days

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).